Condensed Financial Information of the Company - Summary of Condensed Statements of Comprehensive (Loss) Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (466,961)	$ (73,276)	¥ (63,151)	¥ (50,597)
Selling and marketing expenses	(236,528)	(37,116)	(243,784)	(127,160)
Technology and content expenses	(39,413)	(6,186)	(24,316)	(19,889)
Operating loss	(377,320)	(59,211)	255,902	145,996
Other (expenses)/income	16,551	2,597	827	(24,167)
Net income/(loss) attributable to Onion Global Limited	(356,217)	(55,898)	209,659	103,195
Net loss/(income) attributable to non-controlling interests	(3,335)	(523)	1,657	361
Other comprehensive income/(loss)
Foreign currency translation adjustment net of tax of nil	(4,221)	(662)	737	(70)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total other comprehensive loss, net of tax of nil	(4,221)	(662)	737	(70)
Parent | Reportable legal entities
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(372,283)	(58,419)	(169)	(5)
Selling and marketing expenses	(13,561)	(2,128)
Technology and content expenses	(3,333)	(523)
Total operating expenses	(389,177)	(61,070)	(169)	(5)
Operating loss	(389,177)	(61,070)	(169)	(5)
Other (expenses)/income	(2,124)	(333)	78
Share of (losses)/income from subsidiaries, the VIE and subsidiaries of the VIE	35,084	5,505	209,750	103,200
Net income/(loss) attributable to Onion Global Limited	(356,217)	(55,898)	209,659	103,195
Net loss/(income) attributable to non-controlling interests	3,335	523	(1,657)	(361)
Net (loss)/income attributable to the Company's ordinary shareholders	(352,882)	(55,375)	208,002	102,834
Other comprehensive income/(loss)
Foreign currency translation adjustment net of tax of nil	(4,221)	(662)	737	(70)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Total other comprehensive loss, net of tax of nil	¥ (357,103)	$ (56,037)	¥ 208,739	¥ 102,764